Expense Example, No Redemption - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - Fidelity New York Municipal Income Fund	Apr. 01, 2025 USD ($)
Fidelity Advisor New York Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 474
3 Years	630
5 Years	800
10 Years	1,293
Fidelity Advisor New York Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	148
3 Years	459
5 Years	792
10 Years	1,545
Fidelity Advisor New York Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	470
3 Years	618
5 Years	779
10 Years	1,247
Fidelity Advisor New York Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	53
3 Years	167
5 Years	291
10 Years	653
Fidelity Advisor New York Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	42
3 Years	132
5 Years	230
10 Years	$ 518